Financial Instruments	12 Months Ended
Dec. 31, 2022
Financial Instruments
Financial Instruments

Note 26. Financial Instruments

The fair values of the Group’s financial instruments as at December 31, 2022 and 2021, other than those with carrying amounts that approximate their fair values due to their short-term nature, are summarized as follows:

As at December 31:	2022		2021
	Carrying	Fair	Carrying	Fair
	Amount	Value	Amount	Value
Financial Assets:
FVTPL:
Equity securities	$4,033	$4,033	$8,564	$8,564
Debt securities	774	774	770	770
Investment funds	1,675	1,675	2,761	2,761
Long-term loan receivable	1,146	1,146	—	—
FVTOCI:
Debt securities	26,246	26,246	10,786	10,786
Amortized cost:
Long-term loan receivable	7,168	7,168	—	—
Financial Liabilities:
Financial liabilities measured at amortized cost:
Bonds payable	$35,538	$35,422	$35,227	$36,693
FVTPL:
Loan payable	7,424	7,424	6,817	6,817

Note 26. Financial Instruments (continued)

Fair value of a financial instrument represents the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction in the principal (or most advantageous) market at the measurement date under current market conditions regardless of whether that price is directly observable or estimated using a valuation technique. The price for a transaction which takes place under duress or the seller is forced to accept the price in the transaction might not represent the fair value of an asset or a liability. The best evidence of fair value is published price quotations in an active market. When the market for a financial asset or financial liability is not active, the Group establishes fair value by using a valuation technique. The valuation technique used maximizes the use of inputs observed in active markets, and minimizes the use of inputs generated by the Group. Internally generated inputs take into account factors that market participants would consider when pricing the financial instruments, such as liquidity and credit risks. Use of judgment is significantly involved in estimating fair value of financial instruments in inactive markets and actual results could materially differ from the estimates. To value longer-term transactions and transactions in less active markets for which pricing information is not generally available, unobservable inputs may be used.

The fair values of financial assets measured at FVTPL and FVTOCI are based on quoted market prices (Level 1 fair value hierarchy) or a valuation method with observable inputs (Level 2 fair value hierarchy). For investments in certain specialized debt securities, investment funds and a certain long-term loan receivable, their fair values are based on a valuation model with inputs that are unobservable (Level 3 fair value hierarchy). Generally, the Group relies on legally protected information to arrive at their valuations and, as a result, is precluded from disclosing individual asset valuations publicly. The carrying amounts of cash and restricted cash, short-term receivables and account payables and accrued expenses, due to their short-term nature and normal trade credit terms, approximate their fair values.

The fair values of the bonds payable are based on the quoted market price from the Malta Stock Exchange at which the bonds are traded (Level 1 fair value hierarchy). The fair value of the loan payable is estimated using an appropriate valuation method. Inputs to the valuation technique are unobservable (Level 3 fair value hierarchy).

Note 26. Financial Instruments (continued)

The following tables present the Group’s financial instruments measured at fair value in the consolidated statements of financial position classified by level of the fair value hierarchy as at December 31, 2022 and 2021, respectively:

As at December 31, 2022	Level 1	Level 2	Level 3	Total
Financial Assets:
FVTPL:
Equity securities	$1,598	$2,435	$—	$4,033
Debt securities	—	—	774	774
Investment funds	—	—	1,675	1,675
Long-term loan receivable	—	—	1,146	1,146
FVTOCI:
Debt securities	26,246	—	—	26,246
Total	$27,844	$2,435	$3,595	$33,874

Financial Liabilities:
FVTPL:
Loan payable	$—	$—	$7,424	$7,424

As at December 31, 2021	Level 1	Level 2	Level 3	Total
Financial Assets:
FVTPL:
Equity securities	$4,939	$3,625	$—	$8,564
Debt securities	—	—	770	770
Investment funds	—	—	2,761	2,761
FVTOCI:
Debt securities	10,786	—	—	10,786
Total	$15,725	$3,625	$3,531	$22,881

Financial Liabilities:
FVTPL:
Loan payable	$—	$—	$6,817	$6,817

As at December 31, 2022 and 2021, the Group held an investment in a privately held company which was measured at FVTPL. The fair value was determined using discounted cash flows at prevailing market rates of interest for similar instruments with observable inputs (Level 2 fair value hierarchy).

As at December 31, 2022 and 2021, a subsidiary of the Group had a loan payable with a former subsidiary which is non-interest bearing, is without recourse to the Group and has no fixed repayment date. The loan payable was measured at FVTPL at its initial recognition, as permitted under IFRS, on a fair value basis in accordance with a documented investment strategy. The undiscounted contractual amount due out of surplus cash of the subsidiary is $56,980 (US$42,070) and is expected to be repaid in greater than 11 years. As at December 31, 2022, the difference between the carrying amount of the loan payable and the amount the Group would be contractually required to pay at maturity was $49,556. The fair value is determined using a discount rate for similar instruments with unobservable inputs (Level 3 fair value hierarchy), which included the sale price, demand for products, production and labour costs in the future periods. The actual repayment may be significantly different from both the carrying amount and the amount due at maturity. Sensitivity to changes in the discount rate is included under “Interest Rate Risk” in this Note 26.

Note 26. Financial Instruments (continued)

Generally, management of the Group believes that current financial assets and financial liabilities, due to their short-term nature, do not pose significant financial risks. The Group uses various financial instruments to manage its exposure to various financial risks. The policies for controlling the risks associated with financial instruments include, but are not limited to, standardized company procedures and policies on matters such as hedging of risk exposure, avoidance of undue concentration of risk and requirements for collateral (including letters of credit and bank guarantees) to mitigate credit risk. The Group has risk managers and other personnel to perform checking functions and risk assessments so as to ensure that the Group’s procedures and policies are complied with.

Many of the Group’s strategies, including the use of derivative instruments and the types of derivative instruments selected by the Group, are based on historical trading patterns and correlations and the Group’s management’s expectations of future events. However, these strategies may not be fully effective in all market environments or against all types of risks. Unexpected market developments may affect the Group’s risk management strategies during the period, and unanticipated developments could impact the Group’s risk management strategies in the future. If any of the variety of instruments and strategies the Group utilizes is not effective, the Group may incur losses.

The Group does not trade in financial instruments, including derivative financial instruments, for speculative purposes.

The nature of the risks that the Group’s financial instruments are subject to as at December 31, 2022 is set out in the following table:

Risks
Market risks
Financial instrument	Credit	Liquidity	Currency	Interest rate	Other price
Cash and restricted cash	X		X	X
Equity securities			X		X
Debt securities	X			X	X
Investment funds
Derivative securities and financial liabilities	X	X	X		X
Receivables	X		X	X
Account payables and accrued expenses		X	X
Bonds payable		X		X	X
Loan payable				X

A sensitivity analysis for each type of market risk to which the Group is exposed on its financial instruments at the end of the reporting period is provided, showing how profit or loss and equity would have been affected by changes in the relevant risk variable that were reasonably possible at that date. These ranges of parameters are estimated by management, which are based on the facts and circumstances available at the time estimates are made, and an assumption of stable socio-economic and geopolitical states. No unusual nor exceptional events, for example, natural disasters or human-made crises and calamities, are taken into consideration when the sensitivity analysis is prepared. Actual occurrence could differ from these assumptions and such differences could be material.

Credit risk

Credit risk is the risk that one party to a financial instrument will cause a financial loss for the other party by failing to discharge an obligation. Financial instruments which potentially subject the Group to credit risk consist of cash and restricted cash, derivative financial instruments, debt securities, receivables and committed transactions (including loan commitments and financial guarantee contracts). The Group has deposited cash and entered into derivative financial instrument contracts with reputable financial institutions with high credit ratings and management believes the risk of loss from these counterparties to be remote.

Note 26. Financial Instruments (continued)

Most of the Group’s credit exposure is with counterparties in the merchant banking businesses and are subject to normal industry credit risk. The Group has receivables from various entities and credit risk from trade receivables is mitigated since they are credit insured, covered by letters of credit, bank guarantees and/or other credit enhancements. The Group routinely monitors credit risk exposure, including sector, geographic and corporate concentrations of credit and set and regularly review counterparties’ credit limits based on rating agency credit ratings and/or internal assessments of the customers and industry analysis. The Group also uses factoring and credit insurances to manage credit risk. Management believes that these measures minimize the Group’s overall credit risk; however, there can be no assurance that these processes will protect the Group against all losses from non-performance.

The Group measures the loss allowance for a financial instrument at an amount equal to the lifetime expected credit losses or 12-month expected credit losses (see Note 2B(vi)).

At each reporting date, the Group assesses whether the credit risk on a financial instrument that is measured at amortized cost or at FVTOCI has increased significantly since initial recognition. When making the assessment, the Group uses the change in the risk of a default occurring over the expected life of the financial instrument instead of the change in the amount of expected credit losses. To make that assessment, the Group compares the risk of a default occurring on the financial instrument as at the reporting date with the risk of a default occurring on the financial instrument as at the date of initial recognition and considers reasonable and supportable information, that is available without undue cost or effort, that is indicative of significant increases in credit risk since initial recognition. The Group assumes that the credit risk on a financial instrument has not increased significantly since initial recognition if the financial instrument is determined to have low credit risk at the reporting date.

Under IFRS 9, there is a rebuttable presumption that the credit risk on a financial asset has increased significantly since initial recognition when contractual payments are more than 30 days past due; although, this rebuttable presumption is not an absolute indicator that lifetime expected credit losses should be recognized, but is presumed to be the latest point at which lifetime expected credit losses should be recognized even when using forward-looking information (including macroeconomic factors on a portfolio level).

The credit risk on a financial instrument is considered low if the financial instrument has a low risk of default, the borrower has a strong capacity to meet its contractual cash flow obligations in the near term and adverse changes in economic and business conditions in the longer term may, but will not necessarily, reduce the ability of the borrower to fulfil its contractual cash flow obligations.

Financial instruments are not considered to have low credit risk when they are regarded as having a low risk of loss simply because of the value of collateral and the financial instrument without that collateral would not be considered low credit risk. Financial instruments are also not considered to have low credit risk simply because they have a lower risk of default than the Group’s other financial instruments or relative to the credit risk of the jurisdiction within which the Group operates.

To determine whether a financial instrument has low credit risk, the Group may use its internal credit risk ratings or other methodologies that are consistent with a globally understood definition of low credit risk and that consider the risks and the type of financial instruments that are being assessed. Generally, an external rating of “investment grade” is an example of a financial instrument that may be considered as having low credit risk. Financial instruments are considered to have low credit risk from a market participant perspective taking into account all of the terms and conditions of the financial instrument.

A financial asset is credit-impaired when one or more events that have a detrimental impact on the estimated future cash flows of that financial asset have occurred. Evidence that a financial asset is credit-impaired include observable data about the following events: (a) significant financial difficulty of the issuer or the borrower; (b) a breach of contract, such as a default or past due event; (c) the lender(s) of the borrower, for economic or contractual reasons relating to the borrower’s financial difficulty, having granted to the borrower a concession(s) that the lender(s) would not otherwise consider; (d) it is becoming probable that the borrower will enter bankruptcy or other financial reorganization; (e) the disappearance of an active market for that financial asset because of financial difficulties; or (f) the purchase or origination of a financial asset at a deep discount that reflects the incurred credit losses. It may not be possible to identify a single discrete event; instead, the combined effect of several events may have caused financial assets to become credit-impaired.

Note 26. Financial Instruments (continued)

The Group adopts the presumption in IFRS 9 as its accounting policy that default does not occur later than when a financial asset is 90 days past due, unless it has reasonable and supportable information to demonstrate that a more lagging default criterion is more appropriate. The definition of default used for these purposes is applied consistently to all financial instruments unless information becomes available that demonstrates that another default definition is more appropriate for a particular financial instrument.

The average contractual credit period for trade receivables is 25-45 days and up to 180 days for certain sales.

The maximum credit risk exposure as at December 31, 2022 is as follows:

Cash and restricted cash	$64,082
Debt securities	27,020
Trade and other receivables	55,645
Amounts recognized in the consolidated statement of financial position	146,747
Guarantees	—
Maximum credit risk exposure	$146,747

See sub-heading of “Concentration risk” in this note on credit risk concentration.

Liquidity risk

Liquidity risk is the risk that an entity will encounter difficulty in meeting obligations associated with financial liabilities that are settled by delivering cash or another financial asset. The Group requires liquidity specifically to fund capital requirements, satisfy financial obligations as they become due, and to operate its merchant banking business. The Group puts in place an actively managed production and capital expenditure budgeting process for major capital programs. The Group’s approach to managing liquidity is to ensure, as far as possible, that it always has sufficient liquidity to meet its liabilities when they fall due, under normal and stress conditions, without incurring unacceptable losses. The Group maintains an adequate level of liquidity, with a portion of its assets held in cash. It is the Group’s policy to invest cash in bank deposits for a period of less than three months. The Group may also invest in cash deposits with an original maturity date of more than three months so as to earn higher interest income.

Generally, trade payables are due within 90 days and other payables and accrued expenses are due within one year. As at December 31, 2022, the Group had long-term bonds payable with interest payable annually and repayment of principal due in 2026. The timing of future payments is based on the Group’s historical payment patterns and management’s interpretation of contractual arrangements. The actual cash outflows might occur significantly earlier than indicated in the payment projection or be amounts significantly different from those indicated in the payment projection.

Currency risk

Currency risk is the risk that the fair value or future cash flows of a financial instrument will fluctuate because of changes in foreign exchange rates. The Group operates internationally and is exposed to risks from changes in foreign currency exchange rates, particularly the Euro, U.S. dollar and Hong Kong dollar. Currency risk arises principally from future trading transactions, and recognized assets and liabilities. In order to reduce the Group’s exposure to foreign currency risk on material contracts (including intercompany loans) denominated in foreign currencies (other than the functional currencies of the Group companies), the Group may use foreign currency forward contracts and options to protect its financial positions. As at December 31, 2022 and 2021, the Group did not have any foreign currency derivative financial instruments (foreign currency forward contracts and options) outstanding.

Note 26. Financial Instruments (continued)

The Group holds cash balances in renminbi (“RMB”) in the People’s Republic of China (“PRC”). The PRC imposes controls on the convertibility of RMB, the official currency of the PRC, into foreign currencies. The value of RMB is subject to changes in the central government policies and to international economic and political developments affecting supply and demand in the PRC foreign exchange trading system market. In the PRC, certain foreign exchange transactions are required by law to be transacted only by authorized financial institutions at exchange rates set by the People’s Bank of China (the “PBOC”).

The Group does not have any material exposure to highly inflationary foreign currencies.

Sensitivity analysis:

At December 31, 2022, if the U.S. dollar had weakened 10% against the Group companies’ functional currencies with all other variables held constant, net loss for the year ended December 31, 2022 would have increased by $92. Conversely, if the U.S. dollar had strengthened 10% against the Group companies’ functional currencies with all other variables held constant, net loss for the year ended December 31, 2022 would have decreased by $102. The reason for such change is mainly due to certain U.S. dollar denominated financial instrument assets (net of liabilities) held by entities whose functional currencies were not the U.S. dollar. There would have been no material impact arising from financial instruments on other comprehensive income in either case.

At December 31, 2022, if the Euro had weakened 10% against the Group companies’ functional currencies with all other variables held constant, net loss for the year ended December 31, 2022 would have decreased by $1,909. Conversely, if the Euro had strengthened 10% against the Group companies’ functional currencies with all other variables held constant, net loss for the year ended December 31, 2022 would have increased by $1,909. The reason for such change is mainly due to certain Euro denominated financial instrument liabilities (net of assets) owed by entities whose functional currencies were not the Euro. There would have been no impact arising from financial instruments on other comprehensive income in either case.

At December 31, 2022, if the Hong Kong dollar had weakened 10% against the Group companies’ functional currencies with all other variables held constant, net loss for the year ended December 31, 2022 would have increased by $2,745. Conversely, if the Hong Kong dollar had strengthened 10% against the Group companies’ functional currencies with all other variables held constant, net loss for the year ended December 31, 2022 would have decreased by $2,745. The reason for such change is mainly due to certain Hong Kong dollar denominated financial instrument assets held by entities whose functional currencies were not the Hong Kong dollar. There would have been no impact arising from financial instruments on other comprehensive income in either case.

Interest rate risk

Interest rate risk is the risk that the fair value or future cash flows of a financial instrument will fluctuate because of changes in market interest rates. Short-term financial assets and financial liabilities are generally not exposed to significant interest rate risk because of their short-term nature. As at December 31, 2022, the Group had long-term bonds payable measured at amortized cost which bear a fixed interest rate.

Sensitivity analysis:

At December 31, 2022, if benchmark interest rates (such as IBORs or prime rates) at that date had been 100 basis points (1.00%) per annum lower with all other variables held constant, net loss for the year ended December 31, 2022 would have increased by $660. Conversely, if the benchmark interest rate had been 100 basis points per annum higher with all other variables held constant, net loss for the year ended December 31, 2022 would have decreased by $574. The reason for such change is mainly due to the loan payable measured at FVTPL. There would have been no impact arising from financial instruments on the Group’s other comprehensive income in either case.

Note 26. Financial Instruments (continued)

Other price risk

Other price risk is the risk that the fair value or future cash flows of a financial instrument will fluctuate because of changes in market prices (other than those arising from interest rate risk or currency risk), whether those changes are caused by factors specific to the individual financial instrument or its issuer or by factors affecting all similar financial instruments traded in the market. The Group’s other price risk includes equity price risk whereby the Group’s investments in equities of other entities that are classified as held for trading are subject to market price fluctuations.

Sensitivity analysis:

At December 31, 2022, if equity prices in general had weakened 10% with all other variables held constant, net loss for the year ended December 31, 2022 would have increased by $330. Conversely, if equity prices in general had strengthened 10% with all other variables held constant, net loss for the year ended December 31, 2022 would have decreased by $330. There would have been no impact on other comprehensive income in either case.

Concentration risk

Management determines the concentration risk threshold amount as any single financial asset (or liability) exceeding 10% of total financial assets (or liabilities) in the Group’s consolidated statement of financial position.

In the PRC, foreign exchange transactions are required by law to be transacted only by authorized financial institutions at exchange rates set by the PBOC. Remittances in currencies other than RMB by the Group in the PRC must be processed through the PBOC or other PRC foreign exchange regulatory bodies and require certain supporting documentation in order to effect the remittance. If such foreign exchange control system prevents the Group from obtaining sufficient foreign currencies to satisfy its currency demands, the Group may not be able to pay dividends in foreign currencies and the Group’s ability to fund its business activities that are conducted in foreign currencies could be adversely affected.

As at December 31, 2022, royalty receivables due from a customer in the Royalty segment (see Note 8) represented 10% of total financial receivables, and an indemnification asset and receivables due from an affiliate (see Note 8) represented 62% of total financial receivables and 23% of total financial assets.

Except as disclosed in the preceding paragraph, at December 31, 2022, there were no customer, company or entity holding financial assets or liabilities exceeding the threshold amounts.

Note 26. Financial Instruments (continued)

Additional disclosure

In addition to information disclosed elsewhere in these consolidated financial statements, the Group had significant items of income, expense, and gains and losses resulting from financial assets and financial liabilities which were included in profit or loss for the years ended December 31, 2022, 2021 and 2020 as follows:

	2022	2021	2020
Interest income on financial assets not at FVTPL	$3,512	$191	$483
Interest income on financial assets classified at FVTPL	200	214	48
Total interest income	$3,712	$405	$531
Interest expense on financial liabilities not at FVTPL	$1,564	$1,730	$1,856
Interest expense on financial liabilities classified at FVTPL	—	18	25
Total interest expense	$1,564	$1,748	$1,881
Dividend income on financial assets at FVTPL	$268	$244	$—
Dividend income on financial assets classified not at FVTPL	—	—	—
Net (loss) gain on financial assets at FVTPL	(2,436)	(722)	692
Loss on loan payable at FVTPL	(141)	(1,616)	(549)
Reversal of impairment on securities measured at FVTOCI	—	—	3